UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Australia — 10.2%
Australia & New Zealand Banking Group Ltd.	331,101	$8,461,484
Lend Lease Group	479,619	3,885,035
National Australia Bank Ltd.	282,503	7,427,517
Newcrest Mining Ltd.	156,987	4,719,198
Suncorp Group Ltd.	485,034	4,626,471

		29,119,705

China — 12.5%
Agricultural Bank of China Ltd., Class H	5,693,000	2,202,622
Angang New Steel Co. Ltd., Class H (a)(b)	5,204,000	2,663,293
Beijing Capital International Airport Co. Ltd.	4,222,000	2,819,873
China CITIC Bank Corp, Class H	4,811,000	2,268,430
China Communications Construction Co. Ltd., Class H	2,765,000	2,228,311
China Pacific Insurance Group Co. Ltd., Class H	1,228,400	3,692,655
China Petroleum & Chemical Corp.	3,278,000	3,040,627
Haitong Securities Co., Ltd., Class H (a)	3,175,200	3,931,928
Industrial and Commercial Bank of China Ltd., Class H	7,070,560	4,148,865
Jiangxi Copper Co. Ltd., Class H	1,363,000	3,421,593
WuXi PharmaTech Cayman, Inc. - ADR (a)	355,733	5,311,094

		35,729,291

Hong Kong — 13.2%
AviChina Industry & Technology Co., Ltd., Class H	4,920,000	1,862,553
China Resources Power Holdings Co. Ltd.	890,000	1,946,510
Galaxy Entertainment Group Ltd. (a)(b)	1,441,000	4,787,562
Henderson Land Development Co., Ltd.	236,000	1,690,103
HKT Trust and HKT Ltd.	4,202,000	3,563,167
Huabao International Holdings Ltd. (b)	5,515,000	3,143,813
Hutchison Whampoa Ltd.	473,000	4,561,499
Kingboard Chemical Holdings Ltd.	1,215,000	2,899,527
MTR Corp.	582,500	2,202,097
Sands China Ltd. (b)	1,024,800	3,794,192
Wharf Holdings Ltd.	481,400	3,328,784
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,493,000	3,818,969

		37,598,776

India — 4.0%
Bank of India	312,926	1,842,328
Housing Development Finance Corp.	249,648	3,657,086
Ipca Laboratories, Ltd.	304,815	2,798,496

	Shares	Value
Common Stocks

India (concluded)
Larsen & Toubro Ltd.	102,818	$3,106,093

		11,404,003

Indonesia — 3.4%
Alam Sutera Realty Tbk PT	39,845,500	2,051,469
Bank Rakyat Indonesia Persero Tbk PT	3,824,500	2,964,250
Erajaya Swasembada Tbk PT (a)	11,051,000	2,423,063
Summarecon Agung Tbk PT	13,209,500	2,316,653

		9,755,435

Japan — 30.4%
Asahi Glass Co. Ltd.	481,000	3,199,818
Bridgestone Corp.	187,200	4,341,587
Canon, Inc.	105,400	3,383,095
Central Japan Railway Co.	39,800	3,493,523
Daihatsu Motor Co. Ltd.	138,000	2,299,303
East Japan Railway Co.	59,900	3,963,288
Fuji Media Holdings, Inc.	1,078	1,763,566
Hitachi Ltd.	668,000	3,709,477
Inpex Corp.	858	5,100,592
KDDI Corp.	64,800	5,026,044
Kenedix Realty Investment Corp.	342	1,229,810
Mitsubishi Gas Chemical Co., Inc.	504,000	2,527,926
Mitsubishi UFJ Financial Group, Inc.	1,373,100	6,425,493
Monex Group, Inc.	15,315	2,511,701
ORIX Corp.	36,440	3,649,816
Softbank Corp.	99,500	4,022,936
Sumitomo Corp.	206,600	2,779,310
Sumitomo Mitsui Financial Group, Inc.	199,600	6,219,173
Sumitomo Osaka Cement Co. Ltd.	777,000	2,761,586
Tokio Marine Holdings, Inc.	118,400	3,012,874
Toshiba Corp.	882,000	2,826,808
Toyota Motor Corp.	188,800	7,402,716
Universal Entertainment Corp.	80,600	1,631,106
Yahoo Japan Corp.	9,019	3,431,288

		86,712,836

Philippines — 4.9%
Alliance Global Group, Inc.	12,351,700	4,342,363
GT Capital Holdings, Inc.	179,800	2,341,537
Megaworld Corp.	45,019,000	2,396,710
Metropolitan Bank & Trust	619,740	1,372,838
Puregold Price Club, Inc.	5,034,300	3,576,918

		14,030,366

Singapore — 1.5%
Neptune Orient Lines Ltd. (a)(b)	1,979,000	1,813,088
Overseas Union Enterprises Ltd. (b)	1,084,000	2,503,326

		4,316,414

South Korea — 8.9%
CJ O Shopping Co., Ltd.	7,211	1,539,345
Hyundai Motor Co.	22,307	5,031,498

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

	Shares		Value
Common Stocks

South Korea (concluded)
Partron Co., Ltd.		201,750	$2,451,010
Samsung Electronics Co. Ltd.		8,548	10,301,180
Shinhan Financial Group Co. Ltd.		131,749	4,477,959
SNU Precision Co. Ltd. (a)		313,956	1,545,272

			25,346,264

Taiwan — 3.2%
Chipbond Technology Corp.		2,240,000	3,540,089
TPK Holding Co. Ltd.		251,000	3,280,589
Unimicron Technology Corp.		2,032,000	2,410,747

			9,231,425

Thailand — 2.5%
Amata Corp. PCL		4,498,100	2,436,534
Kasikornbank Public Co. Ltd.		403,600	2,387,257
Krung Thai Bank PCL		3,884,300	2,303,527

			7,127,318

United Kingdom — 3.1%
BHP Billiton Plc		281,176	8,780,573

Total Long-Term Investments (Cost – $255,625,764) – 97.8%			279,152,406

Short-Term Securities
Money Market Funds — 7.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)		7,407,568	7,407,568

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)		$14,113	14,113,400

Total Money Market Funds – 7.5%			21,520,968

	Par (000)
Time Deposits — 0.4%
Australia — 0.1%
JPMorgan Chase & Co., 2.33%, 10/01/12	AUD	226	234,527
Hong Kong — 0.1%
JPMorgan Chase & Co., 0.01%, 10/01/12	HKD	2,790	359,876
Japan — 0.1%
Citibank NA, 0.01%, 10/01/12	JPY	13,292	170,318

	Par (000)		Value
Time Deposits
Singapore — 0.0%
JPMorgan Chase & Co., 0.01%, 10/01/12	SGD	42	$33,931

United Kingdom— 0.1%
Citibank NA, 0.05%, 10/01/12	GBP	100	162,121

Total Time Deposits – 0.4%			960,773

Total Short-Term Securities (Cost – $22,481,741) – 7.9%			22,481,741

Total Investments (Cost-$278,107,505*) – 105.7%			301,634,147
Liabilities in Excess of Other Assets – (5.7)%			(16,164,747)

Net Assets – 100.0%			$285,469,400

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$284,434,303

Gross unrealized appreciation	$33,747,181
Gross unrealized depreciation	(16,547,337)
Net unrealized appreciation	$17,199,844

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,173,591	(766,023)	7,407,568	$8,756
BlackRock Liquidity Series, LLC Money Market Series	$11,248,360	$2,865,040	$14,113,400	$383,116

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts

AUD	Australian Dollar

GBP	British Pounds

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

SGD	Singapore Dollar

THB	Thai Baht

USD	US Dollar

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	19,365	THB	600,300	Brown Brothers Harriman & Co.	10/01/12	$(138)
USD	42,404	KRW	47,301,616	Brown Brothers Harriman & Co.	10/02/12	(156)
HKD	11,698,885	USD	1,508,949	Citigroup, Inc.	10/03/12	(204)
USD	1,418	KRW	1,579,793	Brown Brothers Harriman & Co.	10/04/12	(3)

	Total					$(501)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Australia	—	$29,119,705	—	$29,119,705
China	$5,311,094	30,418,197	—	35,729,291
Hong Kong	—	37,598,776	—	37,598,776
India	2,798,496	8,605,507	—	11,404,003
Indonesia	—	9,755,435	—	9,755,435
Japan	—	86,712,836	—	86,712,836
Philippines	—	14,030,366	—	14,030,366
Singapore	—	4,316,414	—	4,316,414
South Korea	—	25,346,264	—	25,346,264
Taiwan	—	9,231,425	—	9,231,425
Thailand	—	7,127,318	—	7,127,318
United Kingdom	—	8,780,573	—	8,780,573
Short-Term Securities:
Money Market Funds	7,407,568	14,113,400	—	21,520,968
Time Deposits	—	960,773	—	960,773

Total	$15,517,158	$286,116,989	—	$301,634,147

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities
Foreign currency exchange contracts	—	$(501)	—	$(501)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$23,069	—	—	$23,069
Liabilities:
Collateral on securities loaned at value	—	$(14,113,400)	—	(14,113,400)

Total	$23,069	(14,113,400)	—	$(14,090,331)

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b)
under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 26, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 26, 2012